Segments	12 Months Ended
Dec. 31, 2012
Segments

22. Segments

Nucor reports its results in the following segments: steel mills, steel products and raw materials. The steel mills segment includes carbon and alloy steel in sheet, bars, structural and plate, and Nucor’s equity method investments in Duferdofin Nucor and NuMit. The steel products segment includes steel joists and joist girders, steel deck, fabricated concrete reinforcing steel, cold finished steel, steel fasteners, metal building systems, steel grating and expanded metal, and wire and wire mesh. The raw materials segment includes DJJ, a scrap broker and processor; Nu-Iron Unlimited, a facility that produces DRI used by the steel mills; a DRI facility under construction in Louisiana; our natural gas working interests; and certain equity method investments. The “All other” category primarily includes Nucor’s steel trading businesses. The segments are consistent with the way Nucor manages its business, which is primarily based upon the similarity of the types of products produced and sold by each segment.

Net interest expense, other income, profit sharing expense, stock-based compensation and changes in the LIFO reserve are shown under Corporate/eliminations. Corporate assets primarily include cash and cash equivalents, short-term investments, restricted cash and investments, allowances to eliminate intercompany profit in inventory, deferred income tax assets, federal income taxes receivable, the LIFO reserve and investments in and advances to affiliates. Certain amounts for prior years have been reclassified to conform to the 2012 presentation.

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010

Net sales to external customers:
Steel mills	$13,317,980	$13,960,245	$10,860,760
Steel products	3,738,381	3,431,490	2,831,209
Raw materials	1,909,095	2,128,391	1,814,329
All other	463,817	503,438	338,329

	$19,429,273	$20,023,564	$15,844,627

Intercompany sales:
Steel mills	$2,595,767	$2,405,590	$1,719,937
Steel products	71,277	55,646	43,565
Raw materials	9,514,163	10,436,379	8,052,986
All other	13,644	24,869	8,616
Corporate/eliminations	(12,194,851)	(12,922,484)	(9,825,104)

	$-	$-	$-

Depreciation expense:
Steel mills	$366,117	$371,984	$370,458
Steel products	47,948	53,272	58,429
Raw materials	112,939	92,250	78,308
All other	65	56	90
Corporate	6,941	5,009	4,862

	$534,010	$522,571	$512,147

Amortization expense:
Steel mills	$7,879	$-	$262
Steel products	35,152	38,743	40,745
Raw materials	29,109	28,215	28,577
All other	871	871	871
Corporate	-	-	-

	$73,011	$67,829	$70,455

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,161,449	$1,808,859	$872,566
Steel products	(17,140)	(60,282)	(173,433)
Raw materials	55,264	156,180	112,306
All other	821	4,296	4,344
Corporate/eliminations	(347,454)	(657,241)	(548,668)

	$852,940	$1,251,812	$267,115

Segment assets:
Steel mills	$7,669,917	$6,440,868	$6,061,823
Steel products	2,870,810	2,903,281	2,835,812
Raw materials	3,379,742	2,925,651	2,713,819
All other	200,775	152,107	170,174
Corporate/eliminations	30,815	2,148,443	2,140,282

	$14,152,059	$14,570,350	$13,921,910

Capital expenditures:
Steel mills	$369,314	$181,178	$186,236
Steel products	31,698	20,918	21,321
Raw materials	604,312	245,337	125,536
All other	149	15	24
Corporate	13,861	3,179	12,177

	$1,019,334	$450,627	$345,294

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2012	2011	2010

Net sales to external customers:
Sheet	$5,540,868	$5,967,756	$4,952,236
Bar	3,536,094	3,733,716	2,668,706
Structural	2,301,778	2,049,907	1,633,203
Plate	1,939,240	2,208,866	1,606,615
Steel products	3,738,381	3,431,490	2,831,209
Raw materials	1,909,095	2,128,391	1,814,329
All other	463,817	503,438	338,329

	$19,429,273	$20,023,564	$15,844,627